Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provisions [line items]
Provisions for termination benefits	$ 1,547	$ 555
Other provisions	0	169
Reduction of Provisions	500	2,300
Revision of actuarial assumptions	500	1,900
Turnover assumptions	600
Adjustments for provisions	1,352	270	$ 421
Defined benefit plan	$ 2,200	2,390	4,073	$ 4,010
Percentage of increase in discount rate	0.50%
Decrease in net defined benefit liability in discount rate	$ 100
Percentage of decrease in discount rate	0.50%
Increase in net defined benefit liability in discount rate	$ 100
Percentage of decrease in salary increase rate	0.50%
Increase of net defined benefit liability	$ 100
Percentage of increase in salary increase rate	0.50%
Decrease of net defined benefit liability	$ 100
Discount rate [Member]
Disclosure of provisions [line items]
Actuarial assumptions		1,300
Salary increases rate
Disclosure of provisions [line items]
Actuarial assumptions		400
Pension service cost [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		600
Employee Litigation and Severance [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		200
Termination of Commercial Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	500	100
Research Tax Credits [Member]
Disclosure of provisions [line items]
Other provisions	600
Service and Interest Costs [Member]
Disclosure of provisions [line items]
Other provisions	300
Translation Adjustment [Member]
Disclosure of provisions [line items]
Adjustments for provisions		400
France [Member]
Disclosure of provisions [line items]
Defined benefit plan	$ 300	$ 600	$ 600